Concentration of Credit Risks - Additional Information (Detail) - Sales Revenue, Net [Member] $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Product Concentration Risk [Member]
Concentration Risk [Line Items]
Number of charterers	2	2
Product Concentration Risk [Member] | Minimum [Member]
Concentration Risk [Line Items]
Percentage of operating revenue		10.00%
Product Concentration Risk [Member] | One Time Charter [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	10.00%	12.80%
Concentration risk, amount		$ 41.0
Product Concentration Risk [Member] | Two Time Charter [Member]
Concentration Risk [Line Items]
Percentage of operating revenue		12.30%
Concentration risk, amount		$ 39.6
Product Concentration Risk [Member] | One and Two Time Charter [Member]
Concentration Risk [Line Items]
Concentration risk, amount	$ 73.2
Concentration Risk Percentage Aggregate	20.70%
Revenue from Rights Concentration Risk [Member] | Indonesia
Concentration Risk [Line Items]
Percentage of operating revenue	5.60%	9.30%